April 17, 2018

CM ADVISORS FAMILY OF FUNDS

CM Advisors Fixed Income Fund

and

CM Advisors Small Cap Value Fund

Supplement to Prospectus and Statement of Additional Information, each dated June 28, 2017, as supplemented

This supplement updates certain information contained in the Prospectus, dated June 28, 2017, as supplemented, (the “Prospectus”) and Statement of Additional Information, dated June 28, 2017, as supplemented (the “SAI”) for the CM Advisors Fixed Income Fund and CM Advisors Small Cap Value Fund (collectively, the “Funds”), as described below. For more information or to obtain a copy of the Funds’ Prospectus or SAI free of charge, please contact the Funds at 1-888-859-5856. You may also obtain a copy of the Funds’ Prospectus or SAI free of charge on the Funds’ website at www.cmadvisorsfunds.com or by writing the Funds at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746.

The following additional information regarding the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is added to the Prospectus:

“About 10 days after the end of each calendar month, the Funds will publicly disclose their month-end portfolio holdings in a complete and uncertified schedule that is posted on the Funds’ website at www.cmadvisorsfunds.com. Once posted, this information will generally remain available on the Funds’ website until at least the date of the filing of the Funds’ N-CSR or Form N-Q for the period that includes the date as of which the website information is current. The Funds may suspend the posting of this information or modify the elements of this website posting policy without notice to shareholders.”

The following replaces in its entity the section entitled “Disclosure of Portfolio Holdings” beginning on page 38 of the SAI:

“DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest. Under the Funds’ policy, the Funds and the Advisor generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Trust and the Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

About 10 days after the end of each calendar month, the Funds will publicly disclose their month-end portfolio holdings in a complete and uncertified schedule that is posted on the Funds’ website at www.cmadvisorsfunds.com. Once posted, this information will generally remain available on the Funds’ website until at least the date of the filing of the Funds’ N-CSR or Form N-Q for the period that includes the date as of which the website information is current. The Funds may suspend the posting of this information or modify the elements of this website posting policy without notice to shareholders. . Each Fund will file its quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Trust and/or the officers of the Advisor may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Prospectus and/or this SAI; Davis, Graham & Stubbs LLP, counsel to the Independent Trustees; Fairview Investment Services, a compliance administrator providing compliance support to the Funds and the Advisor; ADP Investor Communication Services, Inc., a proxy voting recordkeeping service providing assistance to the Advisor in voting proxies for the Funds; Filepoint EDGAR Services and Financial Graphic Services, Inc., financial edgarizing, typesetting and printing firms. The Funds and/or the Advisor may also provide nonpublic portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

Non-public portfolio holdings information and other information regarding the investment activities of the Funds also is disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds. Currently, the Funds are providing non-public portfolio holdings information to five different rating or ranking organizations. Each disclosure arrangement has been authorized by the Trust and/or the Advisor in accordance with the Funds’ disclosure of portfolio holdings policy upon a determination that this disclosure serves a legitimate business purpose of the Funds and that each organization is subject to a duty of confidentiality. Below is a table listing the groups that are currently receiving non-public portfolio holdings information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

Name of Rating or Ranking Group	Information Provided	Timing of Release and Conditions or Restrictions on use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party
Morningstar, Inc.	CUSIP, description, shares/par, market value	Provided monthly with a 10-day lag. No formal conditions or restrictions.	None
Lipper	CUSIP, description, shares/par, market value	Provided monthly with a 10-day lag. No formal conditions or restrictions. Lipper indicates that it will not trade based on the Funds’ portfolio information, and it prohibits its employees from any such trading.	None
Bloomberg L.P.	CUSIP, description, shares/par, market value	Provided monthly with a 10-day lag. No formal conditions or restrictions. Bloomberg indicates that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.	None

Name of Rating or Ranking Group	Information Provided	Timing of Release and Conditions or Restrictions on use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party

Standard & Poors, Inc.	CUSIP, description, shares/par, market value	Provided monthly with a 10-day lag. No formal conditions or restrictions. S&P indicates that its employees are required to follow a code of business conduct that prohibits them from using portfolio information for anything other than performing their job responsibilities, and S&P employees must certify annually that they have followed this code of business conduct.	None
Thompson Reuters	CUSIP, description, shares/par, market value	Provided monthly with a 10-day lag. No formal conditions or restrictions. Thomson Financial indicates that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.	None

The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the officers of the Trust and/or the Advisor determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Advisor, through its officers, is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Trust CCO may approve other arrangements under which the Funds disclose information relating to a Fund’s portfolio holdings. The Trust CCO shall approve such an arrangement only if she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Funds or any shareholder of the Funds. The Trust CCO must inform the Board of any such arrangements that are approved by the Trust CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

The Trust’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Advisor and Ultimus are required to report to the Trustees any known disclosure of a Fund’s portfolio holdings to unauthorized third parties. The Trust has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information.”

Investors should retain this supplement for future reference.

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